Non-financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Non-financial assets and liabilities
Advances to suppliers	$ 81.5	$ 110.3
Prepaid expenses	60.0	18.1
Deferred contract costs	20.0
Equity investment in joint ventures	27.4
Non-financial assets	188.9	128.4
Current portion	(125.2)	(124.2)	$ (120.6)
Non-current portion	63.7	4.2	3.5
Deferred revenue	340.9	11.9
Lease inducements	35.4	4.3
Lease liability acquired	6.7	9.9
Other	2.6	2.6
Non-financial liabilities	385.6	28.7
Current portion	(209.2)	(12.9)	(16.3)
Non-current portion	$ 176.4	$ 15.8	$ 18.7